Statement of Operations - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Formation and operating costs	$ 1,589,390	$ 295,008	$ 236,839	$ 7,694,814
Loss from operations	(1,589,390)	(295,008)	(236,839)	(7,694,814)
Other income (expense):
Interest earned on investments held in Trust Account	64,109	89,062	85,104	164,387
Transaction costs allocable to warrants			(999,374)	0
Change in fair value of derivative warrant liabilities	10,522,500	19,520,000	(18,910,000)	12,352,500
Total other income (expense), net	10,586,609	19,609,062	(19,824,270)	12,516,887
Net income (loss)	8,997,219	19,314,054	$ (20,061,109)	$ 4,822,073
Common Class A [Member]
Other income (expense):
Net income (loss)	$ 7,197,775	$ 15,451,243
Weighted average shares outstanding	40,000,000	40,000,000	22,451,613	40,000,000
Basic and diluted net income (loss) per ordinary share	$ 0.18	$ 0.39	$ (0.62)	$ 0.10
Common Class B [Member]
Other income (expense):
Net income (loss)	$ 1,799,444	$ 3,862,811
Weighted average shares outstanding	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net income (loss) per ordinary share	$ 0.18	$ 0.39	$ (0.62)	$ 0.10